COMBINED FINANCIAL INFORMATION - Balance Sheet (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-current assets:
Investment properties	$ 3,424,978	$ 2,733,568
Other non-current assets	53,785	7,359
Total non-current assets	3,478,763	2,740,927
Current assets:
Assets held for sale	44,238	391,453
Other current assets	7,508	5,034
Cash and cash equivalents	658,246	69,019	$ 246,215
Total assets	4,188,755	3,206,433
Non-current liabilities:
Unsecured debt, net	1,198,414	647,306
Other non-current liabilities	408,722	305,518
Total non-current liabilities	1,607,136	952,824
Current liabilities:
Bank indebtedness		32,552
Other current liabilities	84,634	83,195
Total liabilities	1,691,770	1,068,571
Equity:
Stapled unitholders' equity	2,495,518	2,136,614
Non-controlling interests	1,467	1,248
Total liabilities and equity	4,188,755	3,206,433
Granite REIT
Non-current assets:
Investment properties	3,424,978	2,733,568
Other non-current assets	53,785	7,359
Total non-current assets	3,478,763	2,740,927
Current assets:
Assets held for sale	44,238	391,453
Other current assets	7,462	4,988
Cash and cash equivalents	657,432	68,572
Total assets	4,187,895	3,205,940
Non-current liabilities:
Unsecured debt, net	1,198,414	647,306
Other non-current liabilities	408,722	305,518
Total non-current liabilities	1,607,136	952,824
Current liabilities:
Bank indebtedness		32,552
Intercompany payable	7,130	6,331
Other current liabilities	76,644	76,371
Total liabilities	1,690,910	1,068,078
Equity:
Stapled unitholders' equity	2,495,501	2,136,602
Non-controlling interests	1,484	1,260
Total liabilities and equity	4,187,895	3,205,940
Granite GP
Non-current assets:
Investment in Granite LP	17	12
Total non-current assets	17	12
Current assets:
Other current assets	46	46
Intercompany receivable	7,130	6,331
Cash and cash equivalents	814	447
Total assets	8,007	6,836
Current liabilities:
Other current liabilities	7,990	6,824
Total liabilities	7,990	6,824
Equity:
Stapled unitholders' equity	17	12
Total liabilities and equity	8,007	6,836
Eliminations/Adjustments
Non-current assets:
Investment in Granite LP	(17)	(12)
Total non-current assets	(17)	(12)
Current assets:
Intercompany receivable	(7,130)	(6,331)
Total assets	(7,147)	(6,343)
Current liabilities:
Intercompany payable	(7,130)	(6,331)
Total liabilities	(7,130)	(6,331)
Equity:
Non-controlling interests	(17)	(12)
Total liabilities and equity	$ (7,147)	$ (6,343)